Right of use assets - Summary of Right of Use Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Actualisation of Provisional Capitalisation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustments during the year	₨ 216
Leasehold Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustments during the year		₨ 13	₨ 0